CONVERTIBLE DEBENTURES 2011 (Details Textual) (USD $)	3 Months Ended		7 Months Ended	12 Months Ended		67 Months Ended	70 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Convertible Debentures Issued Upon Share Exchange					$ 1,625,000
Convertible Debentures Sold Carrying Amount				390,000	1,125,000
Sales Commissions and Fees					40,000
Legal Fees					20,000
Debt Conversion, Original Debt, Issuance Date of Debt, Day, Month and Year					Sep. 09, 2011
Debt Conversion, Original Debt, Interest Rate of Debt				8.00%	8.00%
Common Stock Issued			9,750		144,000
Proceeds From Issuance Of Convertible Debentures Net Of Fees					1,065,000
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)				13,750
Debt Instrument Convertible Future Minimum Proceeds On Maturity				3,425,000
Debt Conversion Converted Instrument Percentage Of Shares Issued				1.00%
Debt Conversion Number Of Converted Instrument (in shares)				125,000
Incremental Common Shares Attributable to Conversion of Debt Securities (in shares)					199,250
Convertible Debt, Noncurrent				0	1,925,000	0
Adjustments To Additional Paid In Capital Fair Value Of Warrants Issued In Connection With Bridge Convertible Debentures				83,289
Stock Issued During Period Value In Connection With Bridge Financing				368,280
Repayment of Convertible Debt	0	150,000		150,000	0	150,000	150,000
Percentage Of Shares Issuable Upon Excercise Of Warrants				33.00%
Interest Expense				3,155
Exercise Price Of Warrants Issued (in dollars per share)				$ 20.00
Price of the Company's common stock (in dollars per share)				$ 12.40		$ 12.40
Accumulated Amortization, Deferred Finance Costs					53,000
Fair Value Assumptions, Expected Dividend Rate				0.00%
Fair Value Assumptions, Risk Free Interest Rate				0.91%
Amortization and write off of deferred financing costs	0	196,166		196,166	53,377	249,543	249,543
Debt Conversion, Original Debt, Amount	0	0		320,000	0	820,000	820,000
Common Stock [Member]
Stock Issued During Period Shares In Connection With Bridge Financing (in shares)				29,700
Deferred Financing Costs [Member]
Legal Fees				20,000
Common Stock Issued (in shares)				20,000
Common Stock Issued				144,000
Payment Of Cash To Placement Agents				54,000
Interest Expense				32,000
Minimum [Member]
Percentage Of Shares Issuable Upon Excercise Of Warrants				3.00%
Fair Value Assumptions, Expected Term				2 years
Fair Value Assumptions, Expected Volatility Rate				73.00%
Maximum [Member]
Percentage Of Shares Issuable Upon Excercise Of Warrants				9.00%
Fair Value Assumptions, Expected Term				3 years
Fair Value Assumptions, Expected Volatility Rate				94.00%
Second Placement Agents [Member]
Common Stock Issued (in shares)					20,000
Common Stock Issued					144,000
Third Placement Agents [Member]
Sales Commissions and Fees					14,000
Convertible Debentures Issued During Period Value Issued For Services					450,000
Proceeds From Issuance Of Convertible Debentures Net Of Fees					436,000
Placement Agents [Member]
Debt Conversion, Converted Instrument, Warrants or Options Issued (in shares)				1,538
Incremental Common Shares Attributable to Conversion of Debt Securities (in shares)					4,400
Fair Value Of Stock Issuance Liability Recognized					32,000
Interest Expense		6,126
Exercise Price Of Warrants Issued (in dollars per share)				$ 20.00
Liability Charged To Interest		32,000
Convertible Debentures Converted To Notes Payable [Member]
Debt Conversion, Original Debt, Amount					$ 500,000